Cover	Oct. 08, 2025
Document Information Line Items
Entity Registrant Name	Lake Superior Acquisition Corp.
Entity Central Index Key	0002043508
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 08, 2025
Entity Ex Transition Period	false
Entity File Number	001-42896
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	521 Fifth Avenue
Entity Address Address Line 2	17th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10175
City Area Code	646
Local Phone Number	886-8892
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units One Class A Ordinary Share And One Seventh Of One Right [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-seventh of one right
Trading Symbol	LKSPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares No Par Value [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, no par value
Trading Symbol	LKSP
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one Class A Ordinary Share
Trading Symbol	LKSPR
Security Exchange Name	NASDAQ